Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill	a) Goodwill

			Group
	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2020, 1 January 2021 and 31 December 2021	1,269	(66)	1,203

Schedule of Goodwill for Cash Generating Units

		Goodwill		Discount rate	Growth rate beyond initial cash flow projections
	2021	2020	2021	2020	2021	2020
CGU	£m	£m	%	%	%	%
Personal Financial Services	1,169	1,169	13.6	13.6	1.6	1.6
Private Banking	30	30	16.3	8.9	1.6	1.6
Other	4	4	13.6	13.6	1.6	1.6
	1,203	1,203

Reasonably Possible Changes in Key Cash Flow Projection Assumptions
Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	Cash flow projections	–BoE Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Persistent low interest rate environment –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 5% (2020: 5%).
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points (2020: 100 basis points).

At 31 December 2021 and 31 December 2020, a reasonably possible change in the key assumptions in relation to the VIU calculation for the goodwill balance in the Personal Financial Services CGU would have resulted in an impairment as follows.

		Impairment
		2021	2020
CGU	Reasonably possible change	£m	£m
Personal Financial Services	Cash flow projections decrease by 5% (2020: 5%)	—	—
	Discount rate increases by 100 basis points (2020: 100 basis points)	276	—
The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2021	Carrying value	Value in use	Headroom	Increase in post tax discount rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	8,433	9,100	667	68	7

2020
Personal Financial Services	6,758	8,602	1,844	239	22

Disclosure of Intangible Assets
b) Other intangibles

			Group
		Accumulated amortisation/ impairment	Net book value
	Cost
	£m	£m	£m
At 1 January 2021	1,304	(861)	443
Additions	84	—	84
Disposals	(54)	53	(1)
Charge	—	(158)	(158)
Impairment	—	(26)	(26)
At 31 December 2021	1,334	(992)	342

At 1 January 2020	1,249	(686)	563
Additions	102	—	102
Disposals	(47)	47	—
Charge	—	(197)	(197)
Impairment	—	(25)	(25)
At 31 December 2020	1,304	(861)	443